Accrued Expenses (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses [Abstract]
Clinical trial expenses	$ 1,271,888	$ 1,011,666	$ 741,174
Other	334,938	131,640	64,944
Total	$ 1,606,826	$ 1,143,306	$ 806,118